Offerings	Mar. 08, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of: (i) Ordinary Shares; and (ii) Warrants to purchase Ordinary Shares
Maximum Aggregate Offering Price	$ 6,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 952.90
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the ordinary shares, par value $0.016 per share (the “Ordinary Shares”), of Oriental Rise Holdings Limited (the “Registrant”) registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Units consisting of: (i) Pre-Funded Warrants to purchase Ordinary Shares; and (ii) Warrants to purchase Ordinary Shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the ordinary shares, par value $0.016 per share (the “Ordinary Shares”), of Oriental Rise Holdings Limited (the “Registrant”) registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

The proposed maximum offering price of the Units proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units offered and sold in the offering, and as such, the proposed aggregate maximum offering price of the Units together with Pre-Funded Units (as well as the Ordinary Shares included in the Ordinary Units and issuable upon exercise of the Warrants and Pre-Funded Warrants included in such Units and Pre-Funded Units, as applicable), if any, is $6,900,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares issuable upon exercise of Warrants
Maximum Aggregate Offering Price	$ 27,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,811.57
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the ordinary shares, par value $0.016 per share (the “Ordinary Shares”), of Oriental Rise Holdings Limited (the “Registrant”) registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

There will be issued one Warrant to purchase one Ordinary Share for every one Ordinary Share offered. As estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum offering price of the Ordinary Shares issuable upon exercise of the Warrants included in the Units or Pre-Funded Units, as applicable, proposed to be sold in the offering is $6,900,000, which is equal to 100% of $6,900,000, as each Unit and each Pre-Funded Unit will include a Warrant to purchase one Ordinary Share at an exercise price equal to 100% of the purchase price per Unit; however the Warrants may be exercised, at the option of the holder, using on an alternative cashless exercise basis, whereby the holder thereof may not pay a cash purchase price upon such exercise, but instead would receive upon such exercise equal to two (2) times the number of Ordinary Shares that would be issuable upon exercise of the Warrants if such exercise were by means of a cash exercise rather than a cashless exercise. In addition: (i) on the 8th trading day following the closing of the offering, the exercise price for the Warrants will be reduced to 50% of the initial exercise price; and (iii) upon adjustment to the exercise price for the Warrants, the number of issuable warrant shares will be proportionately increased so that the nominal aggregate exercise price of the Warrants will remain the same. Accordingly, upon adjustment of the exercise price for the Warrants, the number of Ordinary Shares issuable upon exercise of the Warrants will double, resulting in the potential issuance of up to four (4) times the number of Ordinary Shares nominally issuable under the Warrants. The maximum aggregate offering price for the Ordinary Shares issuable upon exercise of the Warrants is thus the stated aggregate exercise price of $6,900,000 times 4.